Parent Investment, Net (Predecessor) (Details) - OceanPal Inc. Predecessors [Member] - USD ($)	11 Months Ended	12 Months Ended
	Nov. 29, 2021	Dec. 31, 2020	Dec. 31, 2019
Parent Investment, Net [Abstract]
Capital distributions to Parent	$ 3,200,000		$ 1,500,000
Capital contributions by Parent		$ 4,200,000
Amount of parent investment	$ 0